INCOME TAXES (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Reclamation provision	$ 10,799	$ 11,638	$ 6,963
Inventory	9,231	9,102	5,804
Exploration and evaluation assets	46,781	43,338	30,792
Plant, equipment and mining properties	38,743	32,158	28,076
Net deferred income tax liabilities	(3,903)	(4,548)	(4,688)
Deferred income tax assets and liabilities [Member]
Disclosure of other provisions [line items]
Reclamation provision	491	594	503
Non-capital losses	3,104	3,197
Other deductible temporary differences	1,059	1,097	2,328
Inventory	(94)	(230)	(101)
Exploration and evaluation assets	(6,378)	(6,464)	(4,265)
Plant, equipment and mining properties	(2,085)	(2,742)	(3,153)
Net deferred income tax liabilities	$ (3,903)	$ (4,548)	$ (4,688)